CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Net income	$ 16,194	$ 12,303	$ 16,268
Foreign currency translation adjustments	(8,854)	(8,118)	264
Unrealized gain on available-for-sale investments, net of tax effect of US$26, US$420 and US$219 for years ended September 30, 2017, 2018 and 2019, respectively	1,375	2,599	173
Comprehensive income	8,715	6,784	16,705
Less: comprehensive income (loss) attributable to noncontrolling interests	(7,195)	(1,196)	1,719
Comprehensive income attributable to China Distance Education Holdings Limited	$ 15,910	$ 7,980	$ 14,986